INCOME TAXES (Details 1) - USD ($)	Sep. 30, 2015	Sep. 30, 2014
Deferred tax assets:
Net operating loss carryforward	$ 1,131,000	$ 27,000
Stock-based compensation	384,000	189,000
Valuation allowance	$ (1,515,000)	$ (216,000)
Deferred tax assets